INVESTMENTS IN REAL ESTATE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
INVESTMENTS IN REAL ESTATE
Land	$ 331,060	$ 315,398
Land improvements	27,536	27,085
Buildings and improvements	1,454,854	1,427,688
Furniture, fixtures, and equipment	23,051	17,582
Tenant improvements	183,915	169,073
Work in progress	9,987	10,222
Investments in real estate, gross	2,030,403	1,967,048
Accumulated depreciation	(348,238)	(290,225)
Net investments in real estate	$ 1,682,165	$ 1,676,823